Derivatives - Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815 (Table) (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Forward contracts	$ (1,009)	$ (165)	$ 1,149
Total	5,469	6,548	(462)
Location of Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments, net
Description of Location of Gain (Loss) on Cash Flow Hedge Ineffectiveness in Financial Statements	Gain (Loss) on derivative instruments, net
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain (Loss) on derivative instruments, net
Amount of Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Non hedging interest rate swaps	5,833	6,459	(1,611)
Ineffective portion of hedging interest rate swaps	645	254	0
Forward contracts	(1,009)	(165)	1,149
Total	$ 5,469	$ 6,548	$ (462)